CASH	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2011 and 2010 were $112,409,544 and $88,532,472, respectively. As of December 31, 2011 and 2010, cash of which $111,954,573 and $66,966,278, respectively, was held, in Renminbi and U.S. dollars on deposits with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

Cash is classified by geographical areas is set out as follows:

	2011	2010

Hong Kong	$454,971	$21,566,194
The PRC	111,954,573	66,966,278
	$112,409,544	$88,532,472

Maximum exposure to credit risk	$112,409,544	$88,532,472

Cash is denominated in the following currencies:

	2011	2010

USD	$757,836	$27,041,216
RMB	111,629,193	61,465,283
HKD	22,515	25,973
	$112,409,544	$88,532,472

In the PRC and Hong Kong there are currently no rules or regulations mandated on obligatory insurance of bank accounts. Management believes these financial institutions are of high credit quality.